CABANA TARGET LEADING SECTOR MODERATE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

EXCHANGE-TRADED FUNDS — 99.9%	Shares	Fair Value
Equity — 99.9%
Consumer Discretionary Select Sector SPDR Fund	60,077	$ 13,948,077
Energy Select Sector SPDR Fund	452,377	39,646,320
Financial Select Sector SPDR Fund	274,222	14,114,206
Health Care Select Sector SPDR Fund	144,744	21,258,551
Invesco Nasdaq 100 ETF	190,184	40,887,659
Technology Select Sector SPDR Fund	28,747	6,635,095
Total Exchange-Traded Funds (Cost $129,138,983)		136,489,908

Total Investments — 99.9% (Cost $129,138,983)		136,489,908

Other Assets in Excess of Liabilities — 0.1%		193,009

TOTAL NET ASSETS — 100.0%		$ 136,682,917

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt